SHARE CAPITAL - Additional information concerning warrants activity (Details) - Note Warrant [Member] - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Number of warrants
Outstanding at Beginning of year	901,869	247,000
Issued	9,505,820	1,219,738
Exercised	654,869	564,869
Expired	0	0
Outstanding at end of year	9,752,830	901,869
Weighted average exercise price
Outstanding at Beginning of year	$ 10.06	$ 17.07
Granted	0.5	4.96
Exercised	3.2	3.08
Expired	0	0
Outstanding at end of year	$ 0.91	$ 10.06